Share Capital - Summary of Share Capital (Parenthetical) (Detail)	2 Months Ended	12 Months Ended
	Sep. 07, 2018 shares	Jun. 30, 2018 $ / shares shares	Jun. 30, 2017 $ / shares shares	Jun. 30, 2016 $ / shares shares	Jun. 30, 2018 £ / shares	Jun. 30, 2017 £ / shares	Jun. 30, 2016 £ / shares
5.5% Preference shares [Member]
Disclosure of classes of share capital [Line Items]
Par value | £ / shares					£ 1	£ 1	£ 1
Dividend rate percentage		5.50%	5.50%	5.50%
BHP Billiton Limited [Member]
Disclosure of classes of share capital [Line Items]
Par value | $ / shares		$ 0.50
Number of ordinary shares issued on the exercise of awards		7,339,522	6,945,570	6,846,091
BHP Billiton Limited [Member] | Major ordinary share transactions [Member]
Disclosure of classes of share capital [Line Items]
Number of ordinary shares issued on the exercise of awards	0
BHP Billiton Plc [Member]
Disclosure of classes of share capital [Line Items]
Par value | $ / shares		$ 0.50
Number of ordinary shares issued on the exercise of awards		711,705	940,070	966,473
BHP Billiton Plc [Member] | Major ordinary share transactions [Member]
Disclosure of classes of share capital [Line Items]
Number of ordinary shares issued on the exercise of awards	0
BHP Billiton Plc [Member] | Special Voting share of par value [Member]
Disclosure of classes of share capital [Line Items]
Par value | $ / shares		$ 0.5	$ 0.5	$ 0.5
BHP Billiton Plc [Member] | 5.5% Preference shares [Member]
Disclosure of classes of share capital [Line Items]
Par value | £ / shares					£ 1	£ 1	£ 1
Dividend rate percentage		5.50%	5.50%	5.50%